Income Taxes (Reconciliation Of Gross Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits, January 1	$ 26.6	$ 25.7	$ 34.1
Gross increases—tax positions in prior periods	4.5	4.8	1.2
Gross decreases—tax positions in prior periods	(1.5)	(2.3)	(5.2)
Gross increases—current period tax positions	1.0	1.1	3.0
Change due to exchange rate fluctuations	(0.4)	0.3	(0.3)
Settlements	(2.8)	(1.7)	(5.5)
Lapse of statute of limitations	(3.0)	(1.3)	(1.6)
Gross unrecognized tax benefits, December 31	24.4	26.6	25.7
Interest	7.6	8.0	8.1
Penalties	0.9	0.9	1.0
Total gross unrecognized tax benefits, December 31	$ 32.9	$ 35.5	$ 34.8